Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of summarized unaudited quarterly financial data
The following tables summarize our unaudited quarterly financial data. The computation of net income (loss) per common unit is done separately by quarter and year. The total of net income (loss) per common unit of the individual quarters may not equal net income (loss) per common unit for the year, due primarily to the income allocation between the general partner and limited partners and variations in the weighted average units outstanding used in computing such amounts.

Our Retail Propane segment’s business (included within discontinued operations, see Note 17) is seasonal due to weather conditions in our service areas. Its results are affected by winter heating season requirements, which generally results in net income during the period from October through March of each year and either net losses or lower net income during the period from April through September of each year. Our Liquids segment is also subject to seasonal fluctuations, as demand for propane and butane is typically higher during the winter months. Our operating revenues from our other segments are less weather sensitive. Additionally, the acquisitions described in Note 4 impact the comparability of the quarterly information within the year, and year to year.

	Quarter Ended				Year Ended
	June 30, 2017	September 30, 2017	December 31, 2017	March 31, 2018	March 31, 2018
	(in thousands, except unit and per unit amounts)
Total revenues	$3,730,705	$3,876,676	$4,353,783	$4,946,132	$16,907,296
Total cost of sales	$3,628,683	$3,757,450	$4,235,867	$4,790,641	$16,412,641
Net (loss) income	$(63,707)	$(173,579)	$56,769	$110,912	$(69,605)
Net (loss) income attributable to NGL Energy Partners LP	$(63,362)	$(173,371)	$56,256	$109,602	$(70,875)
Basic (loss) income per common unit	$(0.61)	$(1.56)	$0.33	$0.76	$(1.08)
Diluted (loss) income per common unit	$(0.61)	$(1.56)	$0.32	$0.71	$(1.08)
Basic weighted average common units outstanding	120,535,909	121,314,636	120,844,008	121,271,959	120,991,340
Diluted weighted average common units outstanding	120,535,909	121,314,636	124,161,966	146,868,349	120,991,340

	Quarter Ended				Year Ended
	June 30, 2016	September 30, 2016	December 31, 2016	March 31, 2017	March 31, 2017
	(in thousands, except unit and per unit amounts)
Total revenues	$2,673,731	$3,005,460	$3,311,532	$3,716,480	$12,707,203
Total cost of sales	$2,553,768	$2,919,052	$3,201,059	$3,554,525	$12,228,404
Net income (loss)	$182,753	$(66,658)	$1,293	$26,486	$143,874
Net income (loss) attributable to NGL Energy Partners LP	$176,920	$(66,599)	$976	$25,745	$137,042
Basic income (loss) per common unit	$1.66	$(0.71)	$(0.07)	$0.14	$0.99
Diluted income (loss) per common unit	$1.38	$(0.71)	$(0.07)	$0.14	$0.95
Basic weighted average common units outstanding	104,169,573	106,186,389	107,966,901	114,131,764	108,091,486
Diluted weighted average common units outstanding	128,453,733	106,186,389	107,966,901	120,198,802	111,850,621